Share-based Compensation - RSU activity (Details) - RSU - 2019 and 2020 Share Incentive Plan - $ / shares	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Number of Shares
Beginning Balance (in Shares)	8,586	0
Granted (in Shares)	36,199,400	8,586
Vested (in shares)	(127,062)
Forfeited (in Shares)	(4,522,600)	0
Ending Balance (in Shares)	31,558,324	8,586
Weighted Average Grant Date Fair Value
Beginning Balance	$ 17.25	$ 0
Granted	17.13	17.25
Vested	18.76
Forfeited	16.62	0
Ending Balance	$ 17.20	$ 17.25